Acquisition of Maryland Bankcorp, Inc. (Schedule of Expected Amortization Expense of Acquired Intangible Assets) (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2011 Maryland Bankcorp, Inc. [Member] Core Deposits [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2011		$ 584,024
2012		727,422
2013		659,052
2014		590,682
2015		522,312
2016		453,941
2017		385,571
2018		317,201
2019		248,831
2020		177,935
2021		125,459
2022		88,601
2023		52,521
2024		26,794
2025		17,740
2026		13,010
2027		8,279
2028		3,105
2029		447
Acquired Finite-lived Intangible Asset, Amount	$ 5,000,000	$ 5,002,927